General and Administrative	12 Months Ended
Dec. 31, 2019
General and Administrative [Abstract]
General and Administrative [Text Block]

NOTE 14 - GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2019	2018	2017
	USD in thousands

Payroll and related expenses (*)	1,534	1,776	1,532
Share-based payments to service providers	75	179	452
Professional services	1,151	1,071	1,213
Directors fees and insurance (**)	404	361	320
Travel expenses	41	54	65
Rent and office maintenance	195	131	38
Other	69	124	133
	3,469	3,696	3,753

(*)	Includes share-based payment of USD 625, USD 893 and USD 905 in 2019, 2018 and 2017, respectively.

(**)	Includes share-based payment of USD 156 USD 151 and USD 164 in 2019, 2018 and 2017, respectively.